Offerings - Offering: 1	Aug. 05, 2024 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 340,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-251074
Carry Forward Initial Effective Date	Dec. 02, 2020
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 37,094
Offering Note
(1)
Southwest Gas Holdings, Inc. previously filed a prospectus supplement on April 8, 2021 (the “Prior Prospectus Supplement”) and a registration statement on Form
S-3
(File
No. 333-251074)
on December 2, 2020, which registered an aggregate gross sale price of $500,000,000 of shares of common stock, par value $1.00 per share. As of the date of filing of this prospectus supplement, an aggregate gross sales price of $340,000,000 of shares of common stock, par value $1.00 per share, remains unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the $37,094.00 filing fee previously paid in connection with such unsold shares, is being carried forward and registered under this prospectus supplement and the offering pursuant to the Prior Prospectus Supplement is effectively terminated. The filing fee paid in connection with the registration of the unsold securities referenced above in the Prior Prospectus Supplement will continue to be applied to such securities. Accordingly, there is no additional registration fee due in connection with the filing of this prospectus supplement.